Shareholder Report, Average Annual Return (Details) 191780_Carillon ClariVest Capital Appreciation Fund_Class R-6_TSR Annual {Class R-6}	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Without Sales Load [Member] | Class R-6
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R-6 (without sales charge)
Average Annual Return, Percent	23.43%	17.12%	17.10%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Average Annual Return, Percent	17.88%	14.42%	14.82%
Russell 1000® Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000® Growth Index
Average Annual Return, Percent	18.56%	15.32%	18.13%